FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT

NOTE 5 -       FAIR VALUE MEASUREMENT

Recurring Fair Value Measurements

The Group measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent liability (see also note 12 (g))	$-	$-	$640	$640
Derivative financial instruments	$-	$14	$-	$14

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Money Market	$1,136	$-	$-	$1,136

Liabilities:
Derivative financial instruments	$-	$463	$-	$463

a.   Contingent liability:

The contingent consideration liability in the acquisition of Turbochrome shares was computed on expected revenue to be generated by the company using a binomial tree model income approach. The Company will   reassess the fair value of the contingent consideration on a quarterly basis and record any applicable adjustments to earnings in the period they are determined.

The fair value of the contingent liability as of December 31, 2015 was estimated using the following assumptions:

2015

Volatility	16.6%
Expected life (in years)	1.25
Risk free interest rate	0.08%

b.   Derivative financial instruments:

The fair value calculation of the derivative financial instruments is equal to the difference between the U.S. dollar values of the derivative at the inception of the hedge and at the end of the testing period, based on translating the Israeli Shekel amount of the derivative at current forward rate for the remaining hedging period.

As of December 31, 2015, the company has open forward contracts with a notional total amount of $3,638.

As of December 31, 2014, the company has contracts with a notional total amount of $4,800.

The carrying amounts of financial instruments, include cash and cash equivalents, short-term bank deposits, accounts receivable, accounts payable and accrued liabilities, approximate fair value because of their short maturities.